Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Entity Central Index Key	0000714287
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000016814
Shareholder Report [Line Items]
Fund Name	DWS California Tax-Free Income Fund
Class Name	Class A
Trading Symbol	KCTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS California Tax-Free Income Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.80%

Gross expense ratio as of the latest prospectus: 0.89%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned -1.75% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 0.08% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg California Exempt Municipal Bond Index, returned 0.19%.

Performance for the broad tax-free bond market was muted over the period by elevated supply that was in part driven by issuers seeking to get ahead of potential changes to the tax-exempt treatment of municipal bonds. The municipal curve steepened as yields finished notably higher for longer maturity bonds, leading to negative returns for those issues. As a result, the Fund's tilt toward more interest rate-sensitive long-term municipals detracted from performance relative to the Bloomberg California Exempt Municipal Bond Index. In addition, uncertainty around the impact of federal policy on state budgets weighed on credit sentiment, constraining returns for lower quality issues in the BBB and below-investment grade rating categories. The Fund was overweight municipals rated BBB and below investment grade, weighing on relative performance. In sector terms, overweights to charter schools, senior living and higher education detracted.

Positive contributions to relative performance were led by an overweight to airport revenue bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index	Bloomberg California Exempt Municipal Bond Index
'15	$9,725	$10,000	$10,000
'15	$9,780	$10,072	$10,069
'15	$9,810	$10,112	$10,106
'15	$9,866	$10,153	$10,145
'15	$9,938	$10,224	$10,222
'16	$10,032	$10,346	$10,334
'16	$10,049	$10,362	$10,351
'16	$10,092	$10,395	$10,386
'16	$10,173	$10,472	$10,464
'16	$10,202	$10,500	$10,494
'16	$10,362	$10,667	$10,660
'16	$10,338	$10,673	$10,665
'16	$10,367	$10,688	$10,683
'16	$10,303	$10,634	$10,618
'16	$10,184	$10,523	$10,494
'16	$9,761	$10,130	$10,089
'16	$9,881	$10,249	$10,208
'17	$9,934	$10,317	$10,288
'17	$9,988	$10,389	$10,348
'17	$10,001	$10,411	$10,368
'17	$10,068	$10,487	$10,441
'17	$10,230	$10,653	$10,615
'17	$10,202	$10,615	$10,580
'17	$10,282	$10,701	$10,673
'17	$10,361	$10,782	$10,738
'17	$10,305	$10,727	$10,688
'17	$10,330	$10,754	$10,723
'17	$10,287	$10,696	$10,665
'17	$10,395	$10,808	$10,782
'18	$10,268	$10,681	$10,653
'18	$10,224	$10,649	$10,619
'18	$10,249	$10,688	$10,667
'18	$10,218	$10,650	$10,623
'18	$10,340	$10,772	$10,767
'18	$10,352	$10,781	$10,770
'18	$10,363	$10,807	$10,795
'18	$10,374	$10,835	$10,829
'18	$10,301	$10,765	$10,746
'18	$10,215	$10,698	$10,672
'18	$10,298	$10,817	$10,783
'18	$10,409	$10,946	$10,902
'19	$10,478	$11,029	$10,973
'19	$10,533	$11,088	$11,028
'19	$10,688	$11,263	$11,209
'19	$10,729	$11,306	$11,258
'19	$10,899	$11,462	$11,423
'19	$10,940	$11,504	$11,462
'19	$11,024	$11,597	$11,558
'19	$11,209	$11,780	$11,745
'19	$11,120	$11,685	$11,658
'19	$11,132	$11,706	$11,678
'19	$11,158	$11,735	$11,705
'19	$11,183	$11,771	$11,738
'20	$11,384	$11,983	$11,948
'20	$11,557	$12,137	$12,103
'20	$10,934	$11,697	$11,681
'20	$10,738	$11,550	$11,556
'20	$11,059	$11,918	$11,947
'20	$11,174	$12,016	$12,016
'20	$11,363	$12,218	$12,222
'20	$11,298	$12,161	$12,141
'20	$11,292	$12,163	$12,138
'20	$11,286	$12,127	$12,104
'20	$11,475	$12,310	$12,291
'20	$11,552	$12,385	$12,342
'21	$11,651	$12,464	$12,401
'21	$11,462	$12,266	$12,176
'21	$11,530	$12,341	$12,260
'21	$11,645	$12,445	$12,357
'21	$11,713	$12,482	$12,391
'21	$11,767	$12,516	$12,423
'21	$11,867	$12,620	$12,527
'21	$11,812	$12,574	$12,485
'21	$11,696	$12,483	$12,392
'21	$11,688	$12,446	$12,357
'21	$11,803	$12,552	$12,468
'21	$11,818	$12,573	$12,492
'22	$11,447	$12,228	$12,122
'22	$11,377	$12,185	$12,085
'22	$10,990	$11,790	$11,683
'22	$10,587	$11,464	$11,344
'22	$10,706	$11,634	$11,536
'22	$10,461	$11,443	$11,357
'22	$10,788	$11,746	$11,677
'22	$10,541	$11,488	$11,427
'22	$10,070	$11,047	$11,005
'22	$9,935	$10,955	$10,933
'22	$10,477	$11,468	$11,436
'22	$10,487	$11,501	$11,472
'23	$10,820	$11,831	$11,782
'23	$10,555	$11,564	$11,514
'23	$10,712	$11,820	$11,765
'23	$10,738	$11,793	$11,736
'23	$10,666	$11,691	$11,637
'23	$10,759	$11,808	$11,753
'23	$10,802	$11,855	$11,800
'23	$10,648	$11,684	$11,664
'23	$10,312	$11,342	$11,329
'23	$10,125	$11,245	$11,231
'23	$10,816	$11,959	$11,917
'23	$11,144	$12,237	$12,186
'24	$11,121	$12,174	$12,137
'24	$11,150	$12,190	$12,150
'24	$11,178	$12,190	$12,135
'24	$11,021	$12,039	$11,980
'24	$11,049	$12,003	$11,944
'24	$11,247	$12,187	$12,111
'24	$11,343	$12,298	$12,219
'24	$11,423	$12,395	$12,321
'24	$11,553	$12,518	$12,447
'24	$11,377	$12,335	$12,277
'24	$11,560	$12,548	$12,472
'24	$11,382	$12,366	$12,311
'25	$11,394	$12,428	$12,328
'25	$11,526	$12,551	$12,465
'25	$11,347	$12,338	$12,252
'25	$11,221	$12,239	$12,124
'25	$11,147	$12,247	$12,148
'25	$11,213	$12,323	$12,236
'25	$11,121	$12,298	$12,223
'25	$11,223	$12,405	$12,345

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	-1.75%	-0.13%	1.44%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	-4.45%	-0.69%	1.16%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg California Exempt Municipal Bond Index	0.19%	0.33%	2.13%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 300,583,892
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 1,164,412
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	300,583,892
Number of Portfolio Holdings	181
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	1,164,412
Modified Duration to Worst	8.4 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	78%
General Obligation Bonds	16%
Lease Obligations	4%
Other	1%
Variable Rate Demand Notes	1%
Excrow to Maturity/Prefunded Bonds	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	4%
AA	42%
A	26%
BBB	10%
BB	3%
Not Rated	16%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000016816
Shareholder Report [Line Items]
Fund Name	DWS California Tax-Free Income Fund
Class Name	Class C
Trading Symbol	KCTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS California Tax-Free Income Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.55%

Gross expense ratio as of the latest prospectus: 1.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned -2.51% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 0.08% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg California Exempt Municipal Bond Index, returned 0.19%.

Performance for the broad tax-free bond market was muted over the period by elevated supply that was in part driven by issuers seeking to get ahead of potential changes to the tax-exempt treatment of municipal bonds. The municipal curve steepened as yields finished notably higher for longer maturity bonds, leading to negative returns for those issues. As a result, the Fund's tilt toward more interest rate-sensitive long-term municipals detracted from performance relative to the Bloomberg California Exempt Municipal Bond Index. In addition, uncertainty around the impact of federal policy on state budgets weighed on credit sentiment, constraining returns for lower quality issues in the BBB and below-investment grade rating categories. The Fund was overweight municipals rated BBB and below investment grade, weighing on relative performance. In sector terms, overweights to charter schools, senior living and higher education detracted.

Positive contributions to relative performance were led by an overweight to airport revenue bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg California Exempt Municipal Bond Index
'15	$10,000	$10,000	$10,000
'15	$10,051	$10,072	$10,069
'15	$10,075	$10,112	$10,106
'15	$10,126	$10,153	$10,145
'15	$10,194	$10,224	$10,222
'16	$10,285	$10,346	$10,334
'16	$10,296	$10,362	$10,351
'16	$10,333	$10,395	$10,386
'16	$10,410	$10,472	$10,464
'16	$10,433	$10,500	$10,494
'16	$10,591	$10,667	$10,660
'16	$10,560	$10,673	$10,665
'16	$10,569	$10,688	$10,683
'16	$10,497	$10,634	$10,618
'16	$10,382	$10,523	$10,494
'16	$9,941	$10,130	$10,089
'16	$10,057	$10,249	$10,208
'17	$10,105	$10,317	$10,288
'17	$10,154	$10,389	$10,348
'17	$10,161	$10,411	$10,368
'17	$10,223	$10,487	$10,441
'17	$10,382	$10,653	$10,615
'17	$10,361	$10,615	$10,580
'17	$10,422	$10,701	$10,673
'17	$10,496	$10,782	$10,738
'17	$10,432	$10,727	$10,688
'17	$10,451	$10,754	$10,723
'17	$10,400	$10,696	$10,665
'17	$10,503	$10,808	$10,782
'18	$10,367	$10,681	$10,653
'18	$10,316	$10,649	$10,619
'18	$10,349	$10,688	$10,667
'18	$10,297	$10,650	$10,623
'18	$10,414	$10,772	$10,767
'18	$10,419	$10,781	$10,770
'18	$10,424	$10,807	$10,795
'18	$10,442	$10,835	$10,829
'18	$10,348	$10,765	$10,746
'18	$10,254	$10,698	$10,672
'18	$10,345	$10,817	$10,783
'18	$10,437	$10,946	$10,902
'19	$10,499	$11,029	$10,973
'19	$10,549	$11,088	$11,028
'19	$10,712	$11,263	$11,209
'19	$10,747	$11,306	$11,258
'19	$10,896	$11,462	$11,423
'19	$10,931	$11,504	$11,462
'19	$11,008	$11,597	$11,558
'19	$11,187	$11,780	$11,745
'19	$11,091	$11,685	$11,658
'19	$11,095	$11,706	$11,678
'19	$11,114	$11,735	$11,705
'19	$11,132	$11,771	$11,738
'20	$11,327	$11,983	$11,948
'20	$11,493	$12,137	$12,103
'20	$10,877	$11,697	$11,681
'20	$10,660	$11,550	$11,556
'20	$10,974	$11,918	$11,947
'20	$11,081	$12,016	$12,016
'20	$11,262	$12,218	$12,222
'20	$11,190	$12,161	$12,141
'20	$11,177	$12,163	$12,138
'20	$11,164	$12,127	$12,104
'20	$11,345	$12,310	$12,291
'20	$11,414	$12,385	$12,342
'21	$11,505	$12,464	$12,401
'21	$11,310	$12,266	$12,176
'21	$11,371	$12,341	$12,260
'21	$11,477	$12,445	$12,357
'21	$11,538	$12,482	$12,391
'21	$11,584	$12,516	$12,423
'21	$11,675	$12,620	$12,527
'21	$11,613	$12,574	$12,485
'21	$11,491	$12,483	$12,392
'21	$11,475	$12,446	$12,357
'21	$11,582	$12,552	$12,468
'21	$11,573	$12,573	$12,492
'22	$11,216	$12,228	$12,122
'22	$11,140	$12,185	$12,085
'22	$10,751	$11,790	$11,683
'22	$10,347	$11,464	$11,344
'22	$10,474	$11,634	$11,536
'22	$10,210	$11,443	$11,357
'22	$10,525	$11,746	$11,677
'22	$10,276	$11,488	$11,427
'22	$9,822	$11,047	$11,005
'22	$9,683	$10,955	$10,933
'22	$10,192	$11,468	$11,436
'22	$10,211	$11,501	$11,472
'23	$10,515	$11,831	$11,782
'23	$10,266	$11,564	$11,514
'23	$10,412	$11,820	$11,765
'23	$10,415	$11,793	$11,736
'23	$10,338	$11,691	$11,637
'23	$10,438	$11,808	$11,753
'23	$10,458	$11,855	$11,800
'23	$10,316	$11,684	$11,664
'23	$9,983	$11,342	$11,329
'23	$9,777	$11,245	$11,231
'23	$10,444	$11,959	$11,917
'23	$10,756	$12,237	$12,186
'24	$10,743	$12,174	$12,137
'24	$10,764	$12,190	$12,150
'24	$10,768	$12,190	$12,135
'24	$10,625	$12,039	$11,980
'24	$10,629	$12,003	$11,944
'24	$10,814	$12,187	$12,111
'24	$10,900	$12,298	$12,219
'24	$10,987	$12,395	$12,321
'24	$11,106	$12,518	$12,447
'24	$10,912	$12,335	$12,277
'24	$11,081	$12,548	$12,472
'24	$10,903	$12,366	$12,311
'25	$10,907	$12,428	$12,328
'25	$11,045	$12,551	$12,465
'25	$10,848	$12,338	$12,252
'25	$10,737	$12,239	$12,124
'25	$10,659	$12,247	$12,148
'25	$10,698	$12,323	$12,236
'25	$10,620	$12,298	$12,223
'25	$10,711	$12,405	$12,345

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	-2.51%	-0.87%	0.69%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	-3.46%	-0.87%	0.69%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg California Exempt Municipal Bond Index	0.19%	0.33%	2.13%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 300,583,892
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 1,164,412
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	300,583,892
Number of Portfolio Holdings	181
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	1,164,412
Modified Duration to Worst	8.4 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	78%
General Obligation Bonds	16%
Lease Obligations	4%
Other	1%
Variable Rate Demand Notes	1%
Excrow to Maturity/Prefunded Bonds	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	4%
AA	42%
A	26%
BBB	10%
BB	3%
Not Rated	16%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000016817
Shareholder Report [Line Items]
Fund Name	DWS California Tax-Free Income Fund
Class Name	Class S
Trading Symbol	SDCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS California Tax-Free Income Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$55	0.55%

Gross expense ratio as of the latest prospectus: 0.70%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned -1.66% for the period ended August 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 0.08% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg California Exempt Municipal Bond Index, returned 0.19%.

Performance for the broad tax-free bond market was muted over the period by elevated supply that was in part driven by issuers seeking to get ahead of potential changes to the tax-exempt treatment of municipal bonds. The municipal curve steepened as yields finished notably higher for longer maturity bonds, leading to negative returns for those issues. As a result, the Fund's tilt toward more interest rate-sensitive long-term municipals detracted from performance relative to the Bloomberg California Exempt Municipal Bond Index. In addition, uncertainty around the impact of federal policy on state budgets weighed on credit sentiment, constraining returns for lower quality issues in the BBB and below-investment grade rating categories. The Fund was overweight municipals rated BBB and below investment grade, weighing on relative performance. In sector terms, overweights to charter schools, senior living and higher education detracted.

Positive contributions to relative performance were led by an overweight to airport revenue bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg Municipal Bond Index	Bloomberg California Exempt Municipal Bond Index
'15	$10,000	$10,000	$10,000
'15	$10,072	$10,072	$10,069
'15	$10,105	$10,112	$10,106
'15	$10,164	$10,153	$10,145
'15	$10,228	$10,224	$10,222
'16	$10,340	$10,346	$10,334
'16	$10,360	$10,362	$10,351
'16	$10,406	$10,395	$10,386
'16	$10,478	$10,472	$10,464
'16	$10,524	$10,500	$10,494
'16	$10,691	$10,667	$10,660
'16	$10,669	$10,673	$10,665
'16	$10,687	$10,688	$10,683
'16	$10,623	$10,634	$10,618
'16	$10,517	$10,523	$10,494
'16	$10,081	$10,130	$10,089
'16	$10,207	$10,249	$10,208
'17	$10,250	$10,317	$10,288
'17	$10,308	$10,389	$10,348
'17	$10,338	$10,411	$10,368
'17	$10,409	$10,487	$10,441
'17	$10,564	$10,653	$10,615
'17	$10,552	$10,615	$10,580
'17	$10,623	$10,701	$10,673
'17	$10,708	$10,782	$10,738
'17	$10,666	$10,727	$10,688
'17	$10,680	$10,754	$10,723
'17	$10,652	$10,696	$10,665
'17	$10,751	$10,808	$10,782
'18	$10,636	$10,681	$10,653
'18	$10,578	$10,649	$10,619
'18	$10,620	$10,688	$10,667
'18	$10,576	$10,650	$10,623
'18	$10,720	$10,772	$10,767
'18	$10,719	$10,781	$10,770
'18	$10,747	$10,807	$10,795
'18	$10,761	$10,835	$10,829
'18	$10,688	$10,765	$10,746
'18	$10,586	$10,698	$10,672
'18	$10,689	$10,817	$10,783
'18	$10,807	$10,946	$10,902
'19	$10,866	$11,029	$10,973
'19	$10,926	$11,088	$11,028
'19	$11,103	$11,263	$11,209
'19	$11,149	$11,306	$11,258
'19	$11,327	$11,462	$11,423
'19	$11,373	$11,504	$11,462
'19	$11,447	$11,597	$11,558
'19	$11,642	$11,780	$11,745
'19	$11,567	$11,685	$11,658
'19	$11,582	$11,706	$11,678
'19	$11,596	$11,735	$11,705
'19	$11,640	$11,771	$11,738
'20	$11,852	$11,983	$11,948
'20	$12,019	$12,137	$12,103
'20	$11,388	$11,697	$11,681
'20	$11,185	$11,550	$11,556
'20	$11,523	$11,918	$11,947
'20	$11,645	$12,016	$12,016
'20	$11,844	$12,218	$12,222
'20	$11,778	$12,161	$12,141
'20	$11,775	$12,163	$12,138
'20	$11,755	$12,127	$12,104
'20	$11,971	$12,310	$12,291
'20	$12,054	$12,385	$12,342
'21	$12,160	$12,464	$12,401
'21	$11,949	$12,266	$12,176
'21	$12,022	$12,341	$12,260
'21	$12,161	$12,445	$12,357
'21	$12,235	$12,482	$12,391
'21	$12,278	$12,516	$12,423
'21	$12,400	$12,620	$12,527
'21	$12,330	$12,574	$12,485
'21	$12,227	$12,483	$12,392
'21	$12,204	$12,446	$12,357
'21	$12,344	$12,552	$12,468
'21	$12,346	$12,573	$12,492
'22	$11,977	$12,228	$12,122
'22	$11,889	$12,185	$12,085
'22	$11,486	$11,790	$11,683
'22	$11,065	$11,464	$11,344
'22	$11,209	$11,634	$11,536
'22	$10,937	$11,443	$11,357
'22	$11,283	$11,746	$11,677
'22	$11,026	$11,488	$11,427
'22	$10,551	$11,047	$11,005
'22	$10,411	$10,955	$10,933
'22	$10,982	$11,468	$11,436
'22	$10,995	$11,501	$11,472
'23	$11,331	$11,831	$11,782
'23	$11,072	$11,564	$11,514
'23	$11,238	$11,820	$11,765
'23	$11,268	$11,793	$11,736
'23	$11,178	$11,691	$11,637
'23	$11,295	$11,808	$11,753
'23	$11,343	$11,855	$11,800
'23	$11,183	$11,684	$11,664
'23	$10,832	$11,342	$11,329
'23	$10,619	$11,245	$11,231
'23	$11,367	$11,959	$11,917
'23	$11,696	$12,237	$12,186
'24	$11,692	$12,174	$12,137
'24	$11,725	$12,190	$12,150
'24	$11,757	$12,190	$12,135
'24	$11,594	$12,039	$11,980
'24	$11,608	$12,003	$11,944
'24	$11,819	$12,187	$12,111
'24	$11,923	$12,298	$12,219
'24	$12,027	$12,395	$12,321
'24	$12,167	$12,518	$12,447
'24	$11,984	$12,335	$12,277
'24	$12,161	$12,548	$12,472
'24	$11,976	$12,366	$12,311
'25	$12,009	$12,428	$12,328
'25	$12,151	$12,551	$12,465
'25	$11,965	$12,338	$12,252
'25	$11,834	$12,239	$12,124
'25	$11,758	$12,247	$12,148
'25	$11,812	$12,323	$12,236
'25	$11,736	$12,298	$12,223
'25	$11,827	$12,405	$12,345

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	-1.66%	0.08%	1.69%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg California Exempt Municipal Bond Index	0.19%	0.33%	2.13%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 300,583,892
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 1,164,412
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	300,583,892
Number of Portfolio Holdings	181
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	1,164,412
Modified Duration to Worst	8.4 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	78%
General Obligation Bonds	16%
Lease Obligations	4%
Other	1%
Variable Rate Demand Notes	1%
Excrow to Maturity/Prefunded Bonds	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	4%
AA	42%
A	26%
BBB	10%
BB	3%
Not Rated	16%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000223770
Shareholder Report [Line Items]
Fund Name	DWS California Tax-Free Income Fund
Class Name	Institutional Class
Trading Symbol	DCLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS California Tax-Free Income Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	0.55%

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned -1.66% for the period ended August 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 0.08% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg California Exempt Municipal Bond Index, returned 0.19%.

Performance for the broad tax-free bond market was muted over the period by elevated supply that was in part driven by issuers seeking to get ahead of potential changes to the tax-exempt treatment of municipal bonds. The municipal curve steepened as yields finished notably higher for longer maturity bonds, leading to negative returns for those issues. As a result, the Fund's tilt toward more interest rate-sensitive long-term municipals detracted from performance relative to the Bloomberg California Exempt Municipal Bond Index. In addition, uncertainty around the impact of federal policy on state budgets weighed on credit sentiment, constraining returns for lower quality issues in the BBB and below-investment grade rating categories. The Fund was overweight municipals rated BBB and below investment grade, weighing on relative performance. In sector terms, overweights to charter schools, senior living and higher education detracted.

Positive contributions to relative performance were led by an overweight to airport revenue bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California Exempt Municipal Bond Index
12/1/20	$1,006,772	$1,006,100	$1,004,009
1/31/21	$1,015,655	$1,012,511	$1,008,795
2/28/21	$998,009	$996,424	$990,475
3/31/21	$1,004,205	$1,002,569	$997,293
4/30/21	$1,015,758	$1,010,978	$1,005,234
5/31/21	$1,021,963	$1,013,994	$1,007,988
6/30/21	$1,025,522	$1,016,778	$1,010,616
7/31/21	$1,034,423	$1,025,211	$1,019,028
8/31/21	$1,029,897	$1,021,449	$1,015,586
9/30/21	$1,021,342	$1,014,078	$1,008,092
10/31/21	$1,019,462	$1,011,113	$1,005,242
11/30/21	$1,029,798	$1,019,721	$1,014,235
12/31/21	$1,031,251	$1,021,366	$1,016,220
1/31/22	$1,000,423	$993,408	$986,088
2/28/22	$993,097	$989,849	$983,107
3/31/22	$959,420	$957,761	$950,390
4/30/22	$924,299	$931,270	$922,834
5/31/22	$936,345	$945,104	$938,409
6/30/22	$913,625	$929,625	$923,856
7/31/22	$942,503	$954,187	$949,910
8/31/22	$921,052	$933,275	$929,576
9/30/22	$881,346	$897,455	$895,216
10/31/22	$869,687	$889,991	$889,383
11/30/22	$915,950	$931,619	$930,253
12/31/22	$917,018	$934,286	$933,244
1/31/23	$946,463	$961,123	$958,443
2/28/23	$924,849	$939,390	$936,654
3/31/23	$938,751	$960,233	$957,069
4/30/23	$939,838	$958,039	$954,657
5/31/23	$933,721	$949,737	$946,674
6/30/23	$943,482	$959,251	$956,055
7/31/23	$946,035	$963,046	$959,921
8/31/23	$934,128	$949,182	$948,831
9/30/23	$903,361	$921,363	$921,583
10/31/23	$887,051	$913,522	$913,600
11/30/23	$948,044	$971,514	$969,445
12/31/23	$977,010	$994,094	$991,324
1/31/24	$976,697	$989,017	$987,293
2/29/24	$979,414	$990,287	$988,398
3/31/24	$980,607	$990,256	$987,169
4/30/24	$968,501	$977,992	$974,550
5/31/24	$969,712	$975,123	$971,574
6/30/24	$987,326	$990,070	$985,212
7/31/24	$995,975	$999,094	$993,983
8/31/24	$1,004,694	$1,006,974	$1,002,294
9/30/24	$1,016,414	$1,016,926	$1,012,506
10/31/24	$999,578	$1,002,098	$998,710
11/30/24	$1,015,876	$1,019,408	$1,014,542
12/31/24	$1,000,437	$1,004,567	$1,001,463
1/31/25	$1,001,656	$1,009,602	$1,002,852
2/28/25	$1,015,047	$1,019,612	$1,013,979
3/31/25	$997,965	$1,002,332	$996,678
4/30/25	$988,584	$994,257	$986,244
5/31/25	$980,713	$994,895	$988,181
6/30/25	$986,716	$1,001,089	$995,331
7/31/25	$978,798	$999,067	$994,280
8/31/25	$987,993	$1,007,751	$1,004,242

Average Annual Return [Table Text Block]
Class/Index	1-Year	Since Inception 12/1/20
Institutional Class No Sales Charge	-1.66%	-0.25%
Bloomberg Municipal Bond Index	0.08%	0.16%
Bloomberg California Exempt Municipal Bond Index	0.19%	0.09%

Performance Inception Date	Dec. 01, 2020
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 300,583,892
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 1,164,412
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	300,583,892
Number of Portfolio Holdings	181
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	1,164,412
Modified Duration to Worst	8.4 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	78%
General Obligation Bonds	16%
Lease Obligations	4%
Other	1%
Variable Rate Demand Notes	1%
Excrow to Maturity/Prefunded Bonds	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	4%
AA	42%
A	26%
BBB	10%
BB	3%
Not Rated	16%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]